                           U.S. GLOBAL INVESTORS FUNDS

                         SUPPLEMENT DATED APRIL 19, 2007
                    TO THE PROSPECTUS DATED NOVEMBER 1, 2006

The prospectus is hereby supplemented to reflect as follows:

PAGE 14, ANNUAL FUND OPERATING EXPENSES - INDIRECT FEES

Fund operating expenses are paid out of the fund's assets and are reflected in the fund's share price and dividends.

Equity Funds

                            CHINA REGION   ALL AMERICAN
                                FUND           FUND
                            ------------   ------------
Management Fees                 1.25%          0.75
Distribution (12b-1) Fees         --             --
Other Expenses                  1.26%          1.56%
                                ----          -----
Total Annual Fund
   Operating Expenses           2.51%          2.31%
Expense Reimbursement*            --          (0.56)%
                                ----          -----
Net Expenses                    2.51%          1.75%

*    Contractual waivers for the fiscal year ended June 30, 2006

Gold and Natural Resource Funds

                                        WORLD
                              GOLD    PRECIOUS     GLOBAL
                             SHARES   MINERALS   RESOURCES
                              FUND      FUND        FUND
                            -------   --------   ---------
Management Fees              0.75%      0.75%      0.64%
Distribution (12b-1) Fees      --         --         --
Other Expenses               0.91%      0.48%      0.39%
                             ----       ----       ----
Total Annual Fund
   Operating Expenses        1.66%      1.23%      1.03%

Tax Free Funds


                             TAX    NEAR-TERM
                             FREE    TAX FREE
                             FUND      FUND
                            -----   ---------
Management Fees              0.75%     0.50%
Distribution (12b-1) Fees      --        --
Other Expenses               1.02%     1.11%
                            -----     -----
Total Annual Fund
   Operating Expenses        1.77%     1.61%
Expense Reimbursement*      (1.07)%   (1.16)%
                            -----     -----
Net Expenses                 0.70%     0.45%

*    Contractual waivers for the fiscal year ended June 30, 2006

Government Money Market Funds

                            GOVERNMENT    TREASURY
                            SECURITIES   SECURITIES
                              SAVINGS       CASH
                               FUND         FUND
                            ----------   ----------
Management Fees                 .45%        0.50%
Distribution (12b-1) Fees        --           --
Other Expenses                 0.20%        0.58%
                              -----         ----
Total Annual Fund
   Operating Expenses          0.65%        1.08%

Expense Reimbursement*        (0.20)%         --
Net Recouped Fees                --         0.03%
                              -----         ----
Net Expenses                   0.45%        1.11%

*    Contractual waivers for the fiscal year ended June 30, 2006

The tables above show operating expenses as a percentage of each fund's net assets during the fiscal year ended June 30, 2006, except that Other Expenses have been restated to reflect that transfer agent fees have been restated to assume that the fee agreement that went into effect on April 1, 2007, was in effect for the fiscal year ended June 30, 2006.

These expenses are paid indirectly by shareholders. "Other Expenses" include fund expenses such as custodian, accounting and transfer agent fees. The Adviser has contractually limited total fund operating expenses to not exceed 1.75% for the All American Fund, 0.70% for the Tax Free Fund, 0.45% for the Near-Term Tax Free Fund, and 0.45% for the Government Securities Savings Fund on an annualized basis through November 1, 2007, and until such later date as the Adviser determines. In addition, the Adviser has contractually limited total fund operating expenses of the Treasury Securities Cash Fund to not exceed 1.00% on an annualized basis from April 1, 2007, through November 1, 2007, and until such later date as the Adviser determines.

Example of Effect of Fund's Operating Expenses

This hypothetical example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that:

     -    You initially invest $10,000.

     -    Your investment has a 5% annual return.

     -    The fund's operating expenses and returns remain the same.

     -    All dividends and distributions are reinvested.

This example reflects the $10 account-closing fee that you would pay if you redeem all of your shares in a fund. Actual annual returns and fund operating expenses may be greater or less than those provided for in the assumptions.

With these assumptions, you would pay the following expenses if you redeemed all of your shares at the end of the periods shown:

                                        1      3        5       10
                                      YEAR   YEARS    YEARS    YEARS
                                      ----   -----   ------   ------
China Region Fund                     $264    $792   $1,345   $2,856
All American Fund*                     188     677    1,191    2,598
Gold Shares Fund***                    176     524      897    1,943
World Precious Minerals Fund***        120     353      605    1,327
Global Resources Fund***               109     319      546    1,200
Tax Free Fund*                          82     463      869    2,005
Near-Term Tax Free Fund*                56     404      776    1,823
Government Securities Savings Fund*     56     198      352      801
Treasury Securities Cash Fund**        120     354      606    1,328

* The example for these funds reflects the effect of the Adviser's undertaking to limit the expenses of the fund through November 1, 2007.

** The example for this fund excludes the effect of net recouped fees as it is a non-recurring item.

*** Annual operating expenses have been adjusted to reflect asset levels as of the end of the most recent fiscal year.

PAGE 21 PARAGRAPH 3, PRINCIPAL TYPES OF INVESTMENT AND RELATED RISKS

Although the Tax Free Fund tries to invest all of its assets in tax free securities it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest. Taxable investments by the fund may generate ordinary income that will be distributed to shareholders as taxable income.

                           U.S. GLOBAL INVESTORS FUNDS

                         SUPPLEMENT DATED APRIL 19, 2007
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2006

The Statement of Additional Information is hereby supplemented to reflect as follows:

PAGE 41 PARAGRAPH 1, INVESTMENT ADVISORY AND OTHER SERVICES

The Trust pays the Adviser a separate management fee for each fund in the Trust. Such fee is based on varying percentages of average net assets. The Adviser has contractually limited total fund operating expenses to not exceed 1.75% for the All American Fund, 0.70% for the Tax Free Fund, 0.45% for the Near-Term Tax Free Fund, and 0.45% for the Government Securities Savings Fund on an annualized basis through November 1, 2007, and until such later date as the Adviser determines. In addition, the Adviser has contractually limited total fund operating expenses of the Treasury Securities Cash Fund to not exceed 1.00% on an annualized basis from April 1, 2007, through November 1, 2007, and until such later date as the Adviser determines.

PAGE 42 PARAGRAPH 5, TRANSFER AGENCY AGREEMENT

The transfer agency agreement with the Trust provides that the funds pay to United Shareholder Services, Inc. (USSI) the following annual fee:

An Annual fee of $10,000 per fund and $15.00 per account for the China Region Opportunity Fund, the All American Equity Fund, the Gold Shares Fund, the World Precious Minerals Fund, the Global Resources Fund, the Tax Free Fund, and the Near-Term Tax Free fund, or $21.00 per account for the U.S. Government Securities Savings Fund and U.S. Treasury Securities Cash Fund

In addition, the funds will bear transaction-related expenses, other miscellaneous expenses and out- of -pocket expenses.

The board of trustees has approved the transfer agency and related agreements through November 1, 2007.